As Filed With The U.S. Securities And Exchange Commission On May 13, 2016

File No. 333-189811

File No. 811-22862

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 6 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 8

SEI INSURANCE PRODUCTS TRUST

SEI Investments Company

One Freedom Valley Drive
Oaks, Pennsylvania 19456

(610) 676-1000

Timothy D. Barto

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copy to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered...Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 6 to Registration Statement No. 333-189811 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 13th day of May, 2016.

SEI INSURANCE PRODUCTS TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	May 13, 2016
William M. Doran

	*	Trustee	May 13, 2016
George J. Sullivan, Jr.

	*	Trustee	May 13, 2016
Nina Lesavoy

	*	Trustee	May 13, 2016
James M. Williams

	*	Trustee	May 13, 2016
Mitchell A. Johnson

	*	Trustee	May 13, 2016
Hubert L. Harris, Jr.

	*	Trustee	May 13, 2016
Susan C. Cote

	/s/ Robert A. Nesher	Trustee, President & Chief Executive Officer	May 13, 2016
Robert A. Nesher

	/s/ Arthur Ramanjulu	Controller & Chief Financial Officer	May 13, 2016
Arthur Ramanjulu

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)